Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	2011	2010	2009
Irish corporation tax — current	$—	$0.5	$0.3
Irish corporation tax — deferred	(0.1)	0.3	1.0
Foreign taxes — current	(3.4)	1.5	9.3
Foreign taxes — deferred	51.1	(0.2)	35.8

Provision for income taxes	$47.6	$2.1	$46.4

Tax expense reported in shareholders' equity related to equity awards	—	2.4	3.6

Schedule Of Effective Tax Rate Differs From The Irish Tax Rate

	2011	2010	2009
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	$76.0	$(40.3)	$(16.2)
Irish income at rates other than Irish standard rate	(50.2)	(0.6)	0.5
Foreign income at rates other than the Irish standard rate	(29.4)	(68.0)	2.1
Deferred tax impact of new state tax rules	40.0	—	—
Adjustments to non U.S. valuation allowance	2.6	47.7	72.1
Zonegran settlement(1)	—	59.2	—
Permanent differences	7.7	3.4	(6.6)
R&D tax credit	(0.4)	(2.3)	(3.0)
Other	1.3	3.0	(2.5)

Income tax expense	$47.6	$2.1	$46.4

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

Distribution Of Profit/(Loss) Before Provision For Income Taxes By Geographical Area

	2011	2010	2009
Ireland	$327.6	$(405.9)	$(519.7)
Foreign	280.5	83.3	389.9

Income/(loss) before provision for income taxes	$608.1	$(322.6)	$(129.8)

Schedule Of Deferred Tax

	2011	2010
Deferred tax liabilities:

Property, plant and equipment	$(0.3)	$(4.4)

Total deferred tax liabilities	$(0.3)	$(4.4)

Deferred tax assets:
Net operating losses	$327.5	$420.5
Deferred interest	236.4	215.4
Intangibles/capitalized items	8.2	13.4
Tax credits	84.8	84.1
Reserves/provisions	41.1	56.8
Property, plant and equipment	6.8	3.8
Share-based compensation expense	30.8	34.7
Other	16.4	4.8

Total deferred tax assets	$752.0	$833.5

Valuation allowance	$(606.6)	$(633.0)

Net deferred tax asset	$145.1	$196.1

Schedule Of Unused Tax Loss Carry Forwards

	At December 31, 2011
	Ireland	U.S. State	U.S. Federal	Rest of World	Total
One year	$—	$2.3	$—	$8.6	$10.9
Two years	—	—	—	5.5	5.5
Three years	—	—	—	—	—
Four years	—	41.0	—	—	41.0
Five years	—	83.3	—	—	83.3
More than five years	2,477.0	74.8	494.6	0.7	3,047.1

Total	$2,477.0	$201.4	$494.6	$14.8	$3,187.8

Schedule Of Unrecognized Tax Benefits

	2011	2010	2009
Balance at January 1	$73.4	$71.3	$68.9
Tax positions related to current year:
Additions	3.3	3.2	3.0
Tax positions related to prior years:
Additions	—	—	2.7
Reduction	(13.1)	(1.0)	(0.8)
Settlements	(2.1)	—	(1.2)
Expiration of statutes of limitations	—	(0.1)	(1.3)

Balance at December 31	$61.5	$73.4	$71.3